Jul. 29, 2015
DEAN MID CAP VALUE FUND

A series of Unified Series Trust

Supplement to Prospectus and Statement of Additional Information

Each dated July 29, 2015

The Prospectus and Statement of Additional Information (the “SAI”), each dated July 29, 2015, for the Dean Mid Cap Value Fund (the “Fund”) is hereby amended to reflect the following new information.

Reduction in Fund Expenses

Effective April 1, 2016, the Fund’s adviser has contractually agreed to lower its management fee from 1.00% to 0.90% and to lower the Fund’s expense cap from 1.50% to 1.10%. Accordingly, the sub-section “Fees and Expenses of the Fund” in the “SUMMARY SECTION” of the Fund’s Prospectus is replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fee	0.90%
Other Expenses	0.88%

Total Annual Fund Operating Expenses	1.78%
Fee Waiver/Expense Reimbursement[2]	(0.68%)

Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)[2]	1.10%

[1]	Restated to reflect the Fund’s new, lower management fee and the Adviser’s contractual obligation to cap certain Fund operating expenses.
[2]	Effective April 1, 2016, the Fund’s adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.10% of the Fund’s average daily net assets through July 31, 2017. Any waiver or reimbursement is subject to recoupment by the adviser within three years, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation. This expense cap may not be terminated prior to July 31, 2017 except by the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$112	$494	$901	$2,038